Income Taxes - Schedule of Movement in Net Deferred Tax Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in Net Deferred Tax Liability [Roll Forward]
Balance at the beginning of the year	$ 55,011	$ 60,364
Recognized in net loss	(8,973)	2,463
Recognized in other comprehensive income (loss) - foreign currency translation adjustment	8,887	(7,310)
Recognized in other comprehensive income (loss) - tax effect on Gold Notes	(349)	(506)
Balance at the end of the year	$ 54,576	$ 55,011